Fair Value (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets Measured at Fair Value [Abstract]
Transfers from Level 1 to Level 2	$ 0	$ 0	$ 0
Transfers from Level 2 to Level 1	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Recurring [Member]
Assets Measured at Fair Value [Abstract]
Cash equivalents	5,661,750	6,579,577	11,276,869
Total assets at fair value	5,661,750	6,579,577	11,276,869
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets Measured at Fair Value [Abstract]
Cash equivalents	5,661,750	6,579,577	11,276,869
Total assets at fair value	5,661,750	6,579,577	11,276,869
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets Measured at Fair Value [Abstract]
Cash equivalents	0	0	0
Total assets at fair value	0	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets Measured at Fair Value [Abstract]
Cash equivalents	0	0	0
Total assets at fair value	$ 0	$ 0	$ 0